TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Cost of revenues	$ 6,004	$ 7,638	$ 9,073
Research and development	176	180	123
Selling and marketing	855	691	373
General and administrative	1,683	1,828	2,538
Finance expenses, net	$ 569	$ 597	$ 685